Subsequent Events - Additional Information (Detail)	Jan. 18, 2016 EUR (€)	Apr. 26, 2016 $ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jan. 28, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 EUR (€)	Mar. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Aug. 06, 2014 $ / shares
Subsequent Event [Line Items]
Distribution declared (in dollars per share) | $ / shares						$ 0.2625				$ 0.2625
Forward Currency Exchange Contracts [Member]
Subsequent Event [Line Items]
Derivative, notional amount							€ 154,600,000		€ 156,000,000
VTTI Operating Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Amount available to be borrowed under the facility								€ 580,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution declared (in dollars per share) | $ / shares		$ 0.31085			$ 0.3015
Subsequent Event [Member] | Forward Currency Exchange Contracts [Member]
Subsequent Event [Line Items]
Derivative, notional amount				€ 185,300,000.0
Subsequent Event [Member] | Forward Currency Exchange Contracts [Member] | Minimum [Member]
Subsequent Event [Line Items]
Receiving rates higher range			1.31608	1.31608
Subsequent Event [Member] | Forward Currency Exchange Contracts [Member] | Maximum [Member]
Subsequent Event [Line Items]
Receiving rates higher range			1.31700	1.31700
Subsequent Event [Member] | Interest Rate Contract [Member]
Subsequent Event [Line Items]
Derivative, notional amount			$ 170,000,000	€ 145,000,000
Subsequent Event [Member] | VTTI Operating Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Decreased amount available under credit facility	€ 59,000,000
Amount available to be borrowed under the facility	€ 300,000,000
London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Interest Rate Contract [Member]
Subsequent Event [Line Items]
Fixed rate			0.752%	0.752%
Euribor Future [Member] | Subsequent Event [Member] | Interest Rate Contract [Member]
Subsequent Event [Line Items]
Fixed rate			0.049%	0.049%